Future estimated amortization expenses are disclosed as follows: (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026		$ 74,400
2027		47,816
2028		45,400
2029		26,484
Finite-Lived Intangible Assets, Net	$ 24,939	$ 194,100	$ 268,500